Exhibit 1

Great Wolf Trust 2017-WOLF

Commercial Mortgage Pass-Through Certificates, Series 2017-WOLF

Great Wolf Trust 2017-WOLF MZ

Commercial Mezzanine Pass-Through Certificates, Series 2017-WOLF MZ

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Citi Real Estate Funding Inc.

Citigroup Global Markets Realty Corp.

Citigroup Global Markets Inc.

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

8 September 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Goldman Sachs Mortgage Company Goldman Sachs & Co. LLC 200 West Street New York, New York 10282

Citi Real Estate Funding Inc. Citigroup Global Markets Realty Corp. Citigroup Global Markets Inc. 390 Greenwich Street New York, New York 10013

Re:	Great Wolf Trust 2017-WOLF Commercial Mortgage Pass-Through Certificates, Series 2017-WOLF (the “CMBS Certificates”)

Great Wolf Trust 2017-WOLF MZ
Commercial Mezzanine Pass-Through Certificates, Series 2017-WOLF MZ (the “Mezzanine Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan and Mezzanine C Loan (both as defined in Attachment A) that will secure the CMBS Certificates and Mezzanine Certificates, respectively, and the Mezzanine A Loan and Mezzanine B Loan (both as defined in Attachment A). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Great Wolf Trust 2017-WOLF securitization transaction (the “Draft Preliminary Offering Circular”),
g.	A draft of the preliminary confidential offering circular for the Great Wolf Trust 2017-WOLF MZ securitization transaction (the “Draft Preliminary Mezzanine Offering Circular”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular, Draft Preliminary Mezzanine Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular, Draft Preliminary Mezzanine Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan or Mezzanine C Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan or Mezzanine C Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan or Mezzanine C Loan,
iii.	Whether the originators of the Mortgage Loan or Mezzanine C Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan or Mezzanine C Loan that would be material to the likelihood that the issuer of the CMBS Certificates or Mezzanine Certificates that are secured by the Mortgage Loan or Mezzanine C Loan, respectively, will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 September 2017

Attachment A Page 1 of 13

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The CMBS Certificates will represent ownership interests in Great Wolf Trust 2017-WOLF (the “CMBS Issuing Entity”) that will be established by the Depositor,
b.	The assets of the CMBS Issuing Entity will consist primarily of three promissory notes issued by 29 special purpose entities (collectively, the “Mortgage Borrowers”), evidencing a two-year (subject to three, one-year extension options), floating-rate, interest-only mortgage loan (the “Mortgage Loan”),
c.	The Mortgage Loan is secured by, among other things:
i.	Cross-collateralized first mortgage liens on the applicable fee interests in 12 resort properties (collectively, the “Properties”),
ii.	The applicable Mortgage Borrowers’ interests in the operating leases relating to the Properties,
iii.	A pledge of the Mortgage Borrowers’ equity interests in the joint venture members of the joint venture entities that own two resort properties (the “JV Properties”),
iv.	A pledge of the license and franchise management agreements with respect to the Properties and JV Properties and the license agreement with respect to one resort property that is owned and managed by a third party (the “Non-Owned Licensed Property,” together with the JV Properties, the “Managed Properties”),
v.	The Mortgage Borrowers’ interests in certain intellectual property,
vi.	A pledge of equity interests in the Mortgage Borrower that owns such intellectual property and the Mortgage Borrower that acts as a manager under the license and franchise management agreements and
vii.	The applicable Mortgage Borrowers’ interests in the condo rental managements relating to the condo hotel units at the non-collateral condo property (the “Non-Collateral Condo Property”),
d.	The Mortgage Loan has a related senior floating rate mezzanine loan (the “Mezzanine A Loan”) and two related junior floating rate mezzanine loans (the “Mezzanine B Loan” and “Mezzanine C Loan,” respectively, collectively with the Mezzanine A Loan, the “Mezzanine Loans”),
e.	The Mezzanine Certificates will represent interests in Great Wolf Trust 2017-WOLF MZ (the “Mezzanine Issuing Entity”) that will be established by the Depositor,
f.	The assets of the Mezzanine Issuing Entity will consist primarily of three promissory notes issued by one special purpose entity (the “Mezzanine C Borrower”), evidencing the Mezzanine C Loan,
g.	The Mezzanine C Loan is secured by, among other things, the pledge of the Mezzanine C Borrower’s direct ownership interests of a special purpose entity,
h.	The Mezzanine A Loan will be subordinate in priority of payment to the Mortgage Loan,
i.	The Mezzanine B Loan will be subordinate in priority of payment to the Mortgage Loan and Mezzanine A Loan and
j.	The Mezzanine C Loan will be subordinate in priority of payment to the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Attachment A Page 2 of 13

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 9 September 2017 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loans as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 13

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term (Excluding Extension Options),
ii.	Original Mezzanine A Loan Term (Excluding Extension Options),
iii.	Original Mezzanine B Loan Term (Excluding Extension Options),
iv.	Original Mezzanine C Loan Term (Excluding Extension Options),
v.	Original Mortgage Loan Term (Including Extension Options),
vi.	Original Mezzanine A Loan Term (Including Extension Options),
vii.	Original Mezzanine B Loan Term (Including Extension Options) and
viii.	Original Mezzanine C Loan Term (Including Extension Options)

of the Mortgage Loan and Mezzanine Loans, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Mortgage Loan Term (Excluding Extension Options),
c.	Original Mezzanine A Loan Term (Excluding Extension Options),
d.	Original Mezzanine B Loan Term (Excluding Extension Options) and
e.	Original Mezzanine C Loan Term (Excluding Extension Options)

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Mortgage Loan Term to Maturity,
ii.	Remaining Mezzanine Loan A Term to Maturity,
iii.	Remaining Mezzanine Loan B Term to Maturity and
iv.	Remaining Mezzanine Loan C Term to Maturity

of the Mortgage Loan and Mezzanine Loans, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 13

7.	For the Mortgage Loan and Mezzanine Loans, the loan agreement and mezzanine loan agreements Source Documents indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire terms, including during their extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term (Excluding Extension Options),
ii.	Original Mezzanine Loan A Amortization Term (Excluding Extension Options),
iii.	Original Mezzanine Loan B Amortization Term (Excluding Extension Options),
iv.	Original Mezzanine Loan C Amortization Term (Excluding Extension Options),
v.	Original Mortgage Loan Amortization Term (Including Extension Options),
vi.	Original Mezzanine A Loan Amortization Term (Including Extension Options),
vii.	Original Mezzanine B Loan Amortization Term (Including Extension Options),
viii.	Original Mezzanine C Loan Amortization Term (Including Extension Options),
ix.	Remaining Mortgage Loan Amortization Term,
x.	Remaining Mezzanine Loan A Amortization Term,
xi.	Remaining Mezzanine Loan B Amortization Term and
xii.	Remaining Mezzanine Loan C Amortization Term,
b.	Use the “Original Mortgage Loan Term (Excluding Extension Options)” of the Mortgage Loan, as shown on the Final Data File, for the “Mortgage Loan IO Period,”
c.	Use the “Original Mezzanine A Loan Term (Excluding Extension Options)” of the Mezzanine A Loan, as shown on the Final Data File, for the “Mezzanine Loan A IO Period,”
d.	Use the “Original Mezzanine B Loan Term (Excluding Extension Options)” of the Mezzanine B Loan, as shown on the Final Data File, for the “Mezzanine Loan B IO Period,”
e.	Use the “Original Mezzanine C Loan Term (Excluding Extension Options)” of the Mezzanine C Loan, as shown on the Final Data File, for the “Mezzanine Loan C IO Period,”
f.	Use the “Original Allocated Mortgage Loan Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-Off Date Allocated Loan Amount ($)”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Maturity Allocated Mortgage Loan Balance”),
g.	Use the “Original Allocated Mezzanine A Loan Balance” of the Mezzanine A Loan and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine A Loan and each Property as of the Reference Date (the “Cut-Off Date Allocated Mezzanine A Loan Amount ($)”) and
ii.	Principal balance of the Mezzanine A Loan and each Property as of the “Initial Maturity Date” of the Mezzanine A Loan (the “Maturity Allocated Mezzanine A Loan Balance”),

Attachment A Page 5 of 13

7. (continued)

h.	Use the “Original Allocated Mezzanine B Loan Balance” of the Mezzanine B Loan and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine B Loan and each Property as of the Reference Date (the “Cut-Off Date Allocated Mezzanine B Loan Amount ($)”) and
ii.	Principal balance of the Mezzanine B Loan and each Property as of the “Initial Maturity Date” of the Mezzanine B Loan (the “Maturity Allocated Mezzanine B Loan Balance”) and
i.	Use the “Original Allocated Mezzanine C Loan Balance” of the Mezzanine C Loan and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine C Loan and each Property as of the Reference Date (the “Cut-Off Date Allocated Mezzanine C Loan Amount ($)”) and
ii.	Principal balance of the Mezzanine C Loan and each Property as of the “Initial Maturity Date” of the Mezzanine C Loan (the “Maturity Allocated Mezzanine C Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Original Allocated Mezzanine A Loan Balance,
c.	Original Allocated Mezzanine B Loan Balance,
d.	Original Allocated Mezzanine C Loan Balance,
e.	Cut-Off Date Allocated Loan Amount ($),
f.	Cut-Off Date Allocated Mezzanine A Loan Amount ($),
g.	Cut-Off Date Allocated Mezzanine B Loan Amount ($),
h.	Cut-Off Date Allocated Mezzanine C Loan Amount ($),
i.	Maturity Allocated Mortgage Loan Balance,
j.	Maturity Allocated Mezzanine A Loan Balance,
k.	Maturity Allocated Mezzanine B Loan Balance and
l.	Maturity Allocated Mezzanine C Loan Balance

of the Mortgage Loan, Mezzanine Loans and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Allocated Total Debt Balance,
ii.	Cut-Off Date Allocated Total Debt Balance ($) and
iii.	Maturity Allocated Total Debt Balance

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 13

9.	Using the “Cut-Off Date Allocated Loan Amount ($)” of the Mortgage Loan and each Property, as shown on the Final Data File, we recalculated the “% of Cut-Off Date Allocated Loan Amount” of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine A Loan Spread,
c.	Mezzanine B Loan Spread,
d.	Mezzanine C Loan Spread,
e.	Original Allocated Mortgage Loan Balance,
f.	Original Allocated Mezzanine A Loan Balance,
g.	Original Allocated Mezzanine B Loan Balance and
h.	Original Allocated Mezzanine C Loan Balance

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the “Original Total Debt Interest Rate Spread” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine A Loan Spread,
c.	Mezzanine B Loan Spread,
d.	Mezzanine C Loan Spread,
e.	Original Total Debt Interest Rate Spread,
f.	LIBOR Floor and
g.	LIBOR Round Methodology

of the Mortgage Loan, Mezzanine Loans and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 1.2400% that was provided by the Depositor, we recalculated the:

i.	Assumed Mortgage Loan Interest Rate,
ii.	Assumed Mezzanine Loan A Interest Rate,
iii.	Assumed Mezzanine Loan B Interest Rate,
iv.	Assumed Mezzanine Loan C Interest Rate and
v.	Assumed Total Debt Interest Rate

of the Mortgage Loan, Mezzanine Loans and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 13

12.	Using the:
a.	LIBOR Cap Strike Price,
b.	Mortgage Loan Spread,
c.	Mezzanine A Loan Spread,
d.	Mezzanine B Loan Spread,
e.	Mezzanine C Loan Spread and
f.	Original Total Debt Interest Rate Spread

of the Mortgage Loan, Mezzanine Loans and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan Interest Rate @ LIBOR Cap,
ii.	Mezzanine Loan A Interest Rate @ LIBOR Cap,
iii.	Mezzanine Loan B Interest Rate @ LIBOR Cap,
iv.	Mezzanine Loan C Interest Rate @ LIBOR Cap and
v.	Total Debt Interest Rate @ LIBOR Cap

of the Mortgage Loan, Mezzanine Loans and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Assumed Mortgage Loan Interest Rate,
c.	Mortgage Loan Interest Rate @ LIBOR Cap and
d.	Accrual Basis

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding three paragraphs of this Item 13., we recalculated the:

i.	Annual Mortgage Debt Service,
ii.	Annual Mortgage Debt Service @ LIBOR Cap and
iii.	Monthly Mortgage Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service” of the Mortgage Loan as the product of:

a.	The “Original Allocated Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Assumed Mortgage Loan Interest Rate,” as shown on the Final Data File and
c.	365/360.

Attachment A Page 8 of 13

13. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service @ LIBOR Cap” of the Mortgage Loan as the product of:

a.	The “Original Allocated Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate @ LIBOR Cap,” as shown on the Final Data File and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Debt Service” of the Mortgage Loan as 1/12th of the “Annual Mortgage Debt Service.”

14.	Using the:
a.	Original Allocated Mezzanine A Loan Balance,
b.	Assumed Mezzanine Loan A Interest Rate,
c.	Mezzanine Loan A Interest Rate @ LIBOR Cap and
d.	Accrual Basis

of the Mezzanine A Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor, which are described in the succeeding three paragraphs of this Item 14., we recalculated the:

i.	Annual Mezzanine Loan A Debt Service,
ii.	Annual Mezzanine Loan A Debt Service @ LIBOR Cap and
iii.	Monthly Mezzanine Loan A Debt Service

of the Mezzanine A Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

The Depositor instructed us to recalculate the “Annual Mezzanine Loan A Debt Service” of the Mezzanine A Loan as the product of:

a.	The “Original Allocated Mezzanine A Loan Balance,” as shown on the Final Data File,
b.	The “Assumed Mezzanine Loan A Interest Rate,” as shown on the Final Data File and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine Loan A Debt Service @ LIBOR Cap” of the Mezzanine A Loan as the product of:

a.	The “Original Allocated Mezzanine A Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan A Interest Rate @ LIBOR Cap,” as shown on the Final Data File and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezzanine Loan A Debt Service” of the Mezzanine A Loan as 1/12th of the “Annual Mezzanine Loan A Debt Service.”

Attachment A Page 9 of 13

15.	Using the:
a.	Original Allocated Mezzanine B Loan Balance,
b.	Assumed Mezzanine Loan B Interest Rate,
c.	Mezzanine Loan B Interest Rate @ LIBOR Cap and
d.	Accrual Basis

of the Mezzanine B Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor, which are described in the succeeding three paragraphs of this Item 15., we recalculated the:

i.	Annual Mezzanine Loan B Debt Service,
ii.	Annual Mezzanine Loan B Debt Service @ LIBOR Cap and
iii.	Monthly Mezzanine Loan B Debt Service

of the Mezzanine B Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

The Depositor instructed us to recalculate the “Annual Mezzanine Loan B Debt Service” of the Mezzanine B Loan as the product of:

a.	The “Original Allocated Mezzanine B Loan Balance,” as shown on the Final Data File,
b.	The “Assumed Mezzanine Loan B Interest Rate,” as shown on the Final Data File and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine Loan B Debt Service @ LIBOR Cap” of the Mezzanine B Loan as the product of:

a.	The “Original Allocated Mezzanine B Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan B Interest Rate @ LIBOR Cap,” as shown on the Final Data File and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezzanine Loan B Debt Service” of the Mezzanine B Loan as 1/12th of the “Annual Mezzanine Loan B Debt Service.”

16.	Using the:
a.	Original Allocated Mezzanine C Loan Balance,
b.	Assumed Mezzanine Loan C Interest Rate,
c.	Mezzanine Loan C Interest Rate @ LIBOR Cap and
d.	Accrual Basis

of the Mezzanine C Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor, which are described in the succeeding three paragraphs of this Item 16., we recalculated the:

i.	Annual Mezzanine Loan C Debt Service,
ii.	Annual Mezzanine Loan C Debt Service @ LIBOR Cap and
iii.	Monthly Mezzanine Loan C Debt Service

of the Mezzanine C Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 10 of 13

16. (continued)

The Depositor instructed us to recalculate the “Annual Mezzanine Loan C Debt Service” of the Mezzanine C Loan as the product of:

a.	The “Original Allocated Mezzanine C Loan Balance,” as shown on the Final Data File,
b.	The “Assumed Mezzanine Loan C Interest Rate,” as shown on the Final Data File and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine Loan C Debt Service @ LIBOR Cap” of the Mezzanine C Loan as the product of:

a.	The “Original Allocated Mezzanine C Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan C Interest Rate @ LIBOR Cap,” as shown on the Final Data File and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezzanine Loan C Debt Service” of the Mezzanine C Loan as 1/12th of the “Annual Mezzanine Loan C Debt Service.”

17.	Using the:
a.	Annual Mortgage Debt Service,
b.	Annual Mezzanine Loan A Debt Service,
c.	Annual Mezzanine Loan B Debt Service,
d.	Annual Mezzanine Loan C Debt Service,
e.	Annual Mortgage Debt Service @ LIBOR Cap,
f.	Annual Mezzanine Loan A Debt Service @ LIBOR Cap,
g.	Annual Mezzanine Loan B Debt Service @ LIBOR Cap and
h.	Annual Mezzanine Loan C Debt Service @ LIBOR Cap

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Annual Total Debt Service and
ii.	Annual Total Debt Service @ LIBOR Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 11 of 13

18.	Using the:
a.	TTM / Budget NOI ($),
b.	TTM / Budget NCF ($),
c.	Total Collateral TTM / Budget NCF ($),
d.	Annual Mortgage Debt Service,
e.	Annual Mortgage Debt Service @ LIBOR Cap,
f.	Cut-Off Date Allocated Loan Amount ($),
g.	Maturity Allocated Mortgage Loan Balance,
h.	Portfolio Appraised Value ($) and
i.	Units

of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan NOI DSCR,
ii.	Mortgage Loan NCF DSCR,
iii.	Mortgage Loan NCF DSCR @ LIBOR Cap,
iv.	Current Mortgage Loan LTV,
v.	Maturity Mortgage Loan LTV,
vi.	Mortgage Loan NOI DY,
vii.	Mortgage Loan NCF DY,
viii.	Mortgage Loan Total Collateral CF DY and
ix.	Cut-Off Date Allocated Loan Amount per Room ($)

of the Mortgage Loan and, with respect to item ix. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Mortgage Loan NOI DSCR,” “Mortgage Loan NCF DSCR” and “Mortgage Loan NCF DSCR @ LIBOR Cap” to two decimal places and
b.	Round the “Current Mortgage Loan LTV,” “Maturity Mortgage Loan LTV,” “Mortgage Loan NOI DY,” “Mortgage Loan NCF DY” and “Mortgage Loan Total Collateral CF DY” to the nearest 1/10th of one percent.

Attachment A Page 12 of 13

19.	Using the:
a.	TTM / Budget NOI ($),
b.	TTM / Budget NCF ($),
c.	Total Collateral TTM / Budget NCF ($),
d.	Annual Total Debt Service,
e.	Annual Total Debt Service @ LIBOR Cap,
f.	Cut-Off Date Allocated Total Debt Balance ($),
g.	Maturity Allocated Total Debt Balance,
h.	Portfolio Appraised Value ($) and
i.	Units

of the Total Debt associated with the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt NOI DSCR,
ii.	Total Debt NCF DSCR,
iii.	Total Debt NCF DSCR @ LIBOR Cap,
iv.	Current Total Debt LTV,
v.	Maturity Total Debt LTV,
vi.	Total Debt NOI DY,
vii.	Total Debt NCF DY,
viii.	Total Debt Total Collateral CF DY and
ix.	Total Debt Per Unit

of the Total Debt associated with the Mortgage Loan and, with respect to item ix. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Total Debt NOI DSCR,” “Total Debt NCF DSCR” and “Total Debt NCF DSCR @ LIBOR Cap” to two decimal places and
b.	Round the “Current Total Debt LTV,” ”Maturity Total Debt LTV,” “Total Debt NOI DY,” “Total Debt NCF DY” and “Total Debt Total Collateral CF DY” to the nearest 1/10th of one percent.

20.	Using the:
a.	Mortgage Master Servicing Fee Rate and
b.	Mortgage Primary Servicing Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Servicer Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 13 of 13

21.	Using the:
a.	Mortgage Servicer Fee,
b.	Mortgage Trustee & Paying Agent Fee,
c.	Mortgage Operating Advisor Fee and
d.	Mortgage CREFC Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Mortgage Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

22.	Using the:
a.	Mortgage Admin. Fee and
b.	Mortgage Loan Spread

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Net Margin Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

23.	Using the:
a.	Mezz Master Servicing Fee Rate and
b.	Mezz Primary Servicing Fee Rate

of the Mezzanine C Loan, both as shown on the Final Data File, we recalculated the “Mezz Servicer Fee” of the Mezzanine C Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

24.	Using the:
a.	Mezz Servicer Fee,
b.	Mezz Trustee & Paying Agent Fee,
c.	Mezz Operating Advisor Fee and
d.	Mezz CREFC Fee

of the Mezzanine C Loan, all as shown on the Final Data File, we recalculated the “Mezz Admin. Fee” of the Mezzanine C Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

25.	Using the:
a.	Mezz Admin. Fee and
b.	Mezzanine C Loan Spread

of the Mezzanine C Loan, both as shown on the Final Data File, we recalculated the “Mezz Net Margin Rate” of the Mezzanine C Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Promissory Notes	22 August 2017

Loan Agreement	22 August 2017

Mezzanine A Loan Agreement (see Note 1)	22 August 2017

Mezzanine B Loan Agreement (see Note 1)	22 August 2017

Mezzanine C Loan Agreement (see Note 1)	22 August 2017

Cash Management Agreement	22 August 2017

Mortgage Loan Interest Rate Cap Agreement (see Note 2)	22 August 2017

Mezzanine A Loan Interest Rate Cap Agreement (see Note 2)	22 August 2017

Mezzanine B Loan Interest Rate Cap Agreement (see Note 2)	22 August 2017

Mezzanine C Loan Interest Rate Cap Agreement (see Note 2)	22 August 2017

Settlement Statement	22 August 2017

Guaranty Agreement	22 August 2017

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Exhibit 1 to Attachment A

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	19 July 2017

Engineering Reports	Various

Environmental Phase I Reports	20 June 2017

Underwriter’s Summary Report	22 August 2017

USPS Internet Site (www.usps.gov)	Not Applicable

Pro Forma Title Policies	Various

Franchise Agreements	Various

Property Management Agreements	Various

Operating Leases	Various

Note:

1.	The mezzanine A loan agreement, mezzanine B loan agreement and mezzanine C loan agreement Source Documents are hereinafter referred to collectively as the “Mezzanine Loan Agreements.”

2.	The mortgage loan interest rate cap agreement, mezzanine A loan interest rate cap agreement, mezzanine B loan interest rate cap agreement and mezzanine C loan interest rate cape agreement Source Documents are hereinafter referred to collectively as the “Interest Rate Cap Agreements.”

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
Full Name State / Province (see Note 1)	Appraisal Report
State / Province (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Opened	Appraisal Report
Renovation Year	Appraisal Report
Units	Underwriter’s Summary Report
Unit Type	Underwriter’s Summary Report
Ownership Interest	Pro Forma Title Policy

Third Party Information:

Characteristic	Source Document(s)

Individual Appraised Value ($) (see Note 2)	Appraisal Report
Appraisal Type	Appraisal Report
Portfolio Appraised Value ($) (see Note 3)	Appraisal Report and Portfolio Appraisal Report
Appraisal Cap Rate	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Phase I Date	Environmental Phase I Report
Engineering Report Date	Engineering Report

Underwriting Information: (see Note 4)

Characteristic	Source Document

2008 Rooms Occupied	Underwriter’s Summary Report
2009 Rooms Occupied	Underwriter’s Summary Report
2010 Rooms Occupied	Underwriter’s Summary Report
2011 Rooms Occupied	Underwriter’s Summary Report
2012 Rooms Occupied	Underwriter’s Summary Report
2013 Rooms Occupied	Underwriter’s Summary Report
2014 Rooms Occupied	Underwriter’s Summary Report
2015 Rooms Occupied	Underwriter’s Summary Report
2016 Rooms Occupied	Underwriter’s Summary Report
TTM / Budget Rooms Occupied (see Note 5)	Underwriter’s Summary Report
2008 Average Daily Room Rate ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2009 Average Daily Room Rate ($)	Underwriter’s Summary Report
2010 Average Daily Room Rate ($)	Underwriter’s Summary Report
2011 Average Daily Room Rate ($)	Underwriter’s Summary Report
2012 Average Daily Room Rate ($)	Underwriter’s Summary Report
2013 Average Daily Room Rate ($)	Underwriter’s Summary Report
2014 Average Daily Room Rate ($)	Underwriter’s Summary Report
2015 Average Daily Room Rate ($)	Underwriter’s Summary Report
2016 Average Daily Room Rate ($)	Underwriter’s Summary Report
TTM / Budget Average Daily Room Rate ($) (see Note 5)	Underwriter’s Summary Report
2008 RevPAR ($)	Underwriter’s Summary Report
2009 RevPAR ($)	Underwriter’s Summary Report
2010 RevPAR ($)	Underwriter’s Summary Report
2011 RevPAR ($)	Underwriter’s Summary Report
2012 RevPAR ($)	Underwriter’s Summary Report
2013 RevPAR ($)	Underwriter’s Summary Report
2014 RevPAR ($)	Underwriter’s Summary Report
2015 RevPAR ($)	Underwriter’s Summary Report
2016 RevPAR ($)	Underwriter’s Summary Report
TTM / Budget RevPAR ($) (see Note 5)	Underwriter’s Summary Report
2008 Rooms Revenue ($)	Underwriter’s Summary Report
2009 Rooms Revenue ($)	Underwriter’s Summary Report
2010 Rooms Revenue ($)	Underwriter’s Summary Report
2011 Rooms Revenue ($)	Underwriter’s Summary Report
2012 Rooms Revenue ($)	Underwriter’s Summary Report
2013 Rooms Revenue ($)	Underwriter’s Summary Report
2014 Rooms Revenue ($)	Underwriter’s Summary Report
2015 Rooms Revenue ($)	Underwriter’s Summary Report
2016 Rooms Revenue ($)	Underwriter’s Summary Report
TTM / Budget Rooms Revenue ($) (see Note 5)	Underwriter’s Summary Report
2008 Total Revenue ($)	Underwriter’s Summary Report
2009 Total Revenue ($)	Underwriter’s Summary Report
2010 Total Revenue ($)	Underwriter’s Summary Report
2011 Total Revenue ($)	Underwriter’s Summary Report
2012 Total Revenue ($)	Underwriter’s Summary Report
2013 Total Revenue ($)	Underwriter’s Summary Report
2014 Total Revenue ($)	Underwriter’s Summary Report
2015 Total Revenue ($)	Underwriter’s Summary Report
2016 Total Revenue ($)	Underwriter’s Summary Report
TTM / Budget Total Revenue ($) (see Note 5)	Underwriter’s Summary Report
2008 Total Expenses ($)	Underwriter’s Summary Report
2009 Total Expenses ($)	Underwriter’s Summary Report
2010 Total Expenses ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2011 Total Expenses ($)	Underwriter’s Summary Report
2012 Total Expenses ($)	Underwriter’s Summary Report
2013 Total Expenses ($)	Underwriter’s Summary Report
2014 Total Expenses ($)	Underwriter’s Summary Report
2015 Total Expenses ($)	Underwriter’s Summary Report
2016 Total Expenses ($)	Underwriter’s Summary Report
TTM / Budget Total Expenses ($) (see Note 5)	Underwriter’s Summary Report
2008 NOI ($)	Underwriter’s Summary Report
2009 NOI ($)	Underwriter’s Summary Report
2010 NOI ($)	Underwriter’s Summary Report
2011 NOI ($)	Underwriter’s Summary Report
2012 NOI ($)	Underwriter’s Summary Report
2013 NOI ($)	Underwriter’s Summary Report
2014 NOI ($)	Underwriter’s Summary Report
2015 NOI ($)	Underwriter’s Summary Report
2016 NOI ($)	Underwriter’s Summary Report
TTM / Budget NOI ($) (see Note 5)	Underwriter’s Summary Report
2008 FF&E ($)	Underwriter’s Summary Report
2009 FF&E ($)	Underwriter’s Summary Report
2010 FF&E ($)	Underwriter’s Summary Report
2011 FF&E ($)	Underwriter’s Summary Report
2012 FF&E ($)	Underwriter’s Summary Report
2013 FF&E ($)	Underwriter’s Summary Report
2014 FF&E ($)	Underwriter’s Summary Report
2015 FF&E ($)	Underwriter’s Summary Report
2016 FF&E ($)	Underwriter’s Summary Report
TTM / Budget FF&E ($) (see Note 5)	Underwriter’s Summary Report
2008 NCF ($)	Underwriter’s Summary Report
2009 NCF ($)	Underwriter’s Summary Report
2010 NCF ($)	Underwriter’s Summary Report
2011 NCF ($)	Underwriter’s Summary Report
2012 NCF ($)	Underwriter’s Summary Report
2013 NCF ($)	Underwriter’s Summary Report
2014 NCF ($)	Underwriter’s Summary Report
2015 NCF ($)	Underwriter’s Summary Report
2016 NCF ($)	Underwriter’s Summary Report
TTM / Budget NCF ($) (see Note 5)	Underwriter’s Summary Report
2008 JV Income ($)	Underwriter’s Summary Report
2009 JV Income ($)	Underwriter’s Summary Report
2010 JV Income ($)	Underwriter’s Summary Report
2011 JV Income ($)	Underwriter’s Summary Report
2012 JV Income ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2013 JV Income ($)	Underwriter’s Summary Report
2014 JV Income ($)	Underwriter’s Summary Report
2015 JV Income ($)	Underwriter’s Summary Report
2016 JV Income ($)	Underwriter’s Summary Report
TTM JV Income ($)	Underwriter’s Summary Report
2008 License / Franchise Management Income ($)	Underwriter’s Summary Report
2009 License / Franchise Management Income ($)	Underwriter’s Summary Report
2010 License / Franchise Management Income ($)	Underwriter’s Summary Report
2011 License / Franchise Management Income ($)	Underwriter’s Summary Report
2012 License / Franchise Management Income ($)	Underwriter’s Summary Report
2013 License / Franchise Management Income ($)	Underwriter’s Summary Report
2014 License / Franchise Management Income ($)	Underwriter’s Summary Report
2015 License / Franchise Management Income ($)	Underwriter’s Summary Report
2016 License / Franchise Management Income ($)	Underwriter’s Summary Report
TTM License / Franchise Management Income ($)	Underwriter’s Summary Report
2008 Corporate Overhead Expense ($)	Underwriter’s Summary Report
2009 Corporate Overhead Expense ($)	Underwriter’s Summary Report
2010 Corporate Overhead Expense ($)	Underwriter’s Summary Report
2011 Corporate Overhead Expense ($)	Underwriter’s Summary Report
2012 Corporate Overhead Expense ($)	Underwriter’s Summary Report
2013 Corporate Overhead Expense ($)	Underwriter’s Summary Report
2014 Corporate Overhead Expense ($)	Underwriter’s Summary Report
2015 Corporate Overhead Expense ($)	Underwriter’s Summary Report
2016 Corporate Overhead Expense ($)	Underwriter’s Summary Report
TTM Corporate Overhead Expense ($)	Underwriter’s Summary Report
2008 Total Collateral NCF ($)	Underwriter’s Summary Report
2009 Total Collateral NCF ($)	Underwriter’s Summary Report
2010 Total Collateral NCF ($)	Underwriter’s Summary Report
2011 Total Collateral NCF ($)	Underwriter’s Summary Report
2012 Total Collateral NCF ($)	Underwriter’s Summary Report
2013 Total Collateral NCF ($)	Underwriter’s Summary Report
2014 Total Collateral NCF ($)	Underwriter’s Summary Report
2015 Total Collateral NCF ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2016 Total Collateral NCF ($)	Underwriter’s Summary Report
Total Collateral TTM / Budget NCF ($)	Underwriter’s Summary Report
Underwritten Occupied Rooms	Underwriter’s Summary Report
Underwritten Rooms Available	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report
Underwritten Average Daily Room Rate ($)	Underwriter’s Summary Report
Underwritten RevPAR ($)	Underwriter’s Summary Report
Underwritten Rooms Revenues ($)	Underwriter’s Summary Report
Underwritten Revenues ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten FF&E ($)	Underwriter’s Summary Report
Underwritten NCF ($)	Underwriter’s Summary Report
Underwritten JV Income ($)	Underwriter’s Summary Report
Underwritten Franchise EBITDA ($)	Underwriter’s Summary Report
UW Corporate Overhead Expense ($)	Underwriter’s Summary Report
Total Collateral UW NCF ($)	Underwriter’s Summary Report
2008 Rooms Available	Underwriter’s Summary Report
2009 Rooms Available	Underwriter’s Summary Report
2010 Rooms Available	Underwriter’s Summary Report
2011 Rooms Available	Underwriter’s Summary Report
2012 Rooms Available	Underwriter’s Summary Report
2013 Rooms Available	Underwriter’s Summary Report
2014 Rooms Available	Underwriter’s Summary Report
2015 Rooms Available	Underwriter’s Summary Report
2016 Rooms Available	Underwriter’s Summary Report
TTM / Budget Rooms Available (see Note 5)	Underwriter’s Summary Report
2008 Occupancy	Underwriter’s Summary Report
2009 Occupancy	Underwriter’s Summary Report
2010 Occupancy	Underwriter’s Summary Report
2011 Occupancy	Underwriter’s Summary Report
2012 Occupancy	Underwriter’s Summary Report
2013 Occupancy	Underwriter’s Summary Report
2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
TTM / Budget Occupancy (see Note 5)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Settlement Statement and Loan Agreement
Monthly Tax Escrow	Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Loan Agreement
Initial Insurance Escrow	Settlement Statement and Loan Agreement
Monthly Insurance Escrow	Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement and Loan Agreement
Replacement Reserves Monthly Deposit Amount	Loan Agreement
Terms/Description of Springing Replacement Reserves (If applicable)	Loan Agreement
Other Escrow Initial Amount	Settlement Statement and Loan Agreement
Other Escrow Monthly Amount	Loan Agreement
Terms/Description of Springing Other Reserves (If applicable)	Loan Agreement
Description of Other Escrow	Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)
Original Allocated Mortgage Loan Balance	Loan Agreement
Original Allocated Mezzanine A Loan Balance	Mezzanine A Loan Agreement
Original Allocated Mezzanine B Loan Balance	Mezzanine B Loan Agreement
Original Allocated Mezzanine C Loan Balance	Mezzanine C Loan Agreement
Note Date (see Note 6)	Loan Agreement and Mezzanine Loan Agreements
Due Date (see Note 6)	Loan Agreement and Mezzanine Loan Agreements
First Payment Date (see Note 6)	Loan Agreement and Mezzanine Loan Agreements
Initial Maturity Date (see Note 6)	Loan Agreement and Mezzanine Loan Agreements
Fully Extended Maturity Date (see Note 6)	Loan Agreement and Mezzanine Loan Agreements
Payment Grace Period Event of Default (see Note 6)	Loan Agreement and Mezzanine Loan Agreements

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Payment Grace Period Event of Late Fee (see Note 6)	Loan Agreement and Mezzanine Loan Agreements
Balloon Grace Period Event of Default (see Note 6)	Loan Agreement and Mezzanine Loan Agreements
Balloon Grace Period Event of Late Fee (see Note 6)	Loan Agreement and Mezzanine Loan Agreements
Rate Type (see Note 6)	Loan Agreement and Mezzanine Loan Agreements
Amortization Type (see Note 6)	Loan Agreement and Mezzanine Loan Agreements
Accrual Basis (see Note 6)	Loan Agreement and Mezzanine Loan Agreements
Mortgage Loan Spread	Loan Agreement
Mezzanine A Loan Spread	Mezzanine A Loan Agreement
Mezzanine B Loan Spread	Mezzanine B Loan Agreement
Mezzanine C Loan Spread	Mezzanine C Loan Agreement
Prepayment String (see Note 6)	Loan Agreement and Mezzanine Loan Agreements
Partial Collateral Release (Y/N)	Loan Agreement
Partial Collateral Release Description	Loan Agreement
Substitution Allowed (Y/N)	Loan Agreement
Substitution Provision Description	Loan Agreement
Lockbox (Y/N)	Cash Management Agreement and Loan Agreement
Lockbox Type (see Note 7)	Cash Management Agreement and Loan Agreement
Cash Management (see Note 8)	Cash Management Agreement and Loan Agreement
Terms/Description of Springing Lockbox (If applicable)	Loan Agreement
Ownership Interest	Pro Forma Title Policy
Extension Options (Yes/No) (see Note 6)	Loan Agreement and Mezzanine Loan Agreements
Extension Options Description (see Note 6)	Loan Agreement and Mezzanine Loan Agreements
Spread Increase (see Note 6)	Loan Agreement and Mezzanine Loan Agreements
Spread Increase Description (see Note 6)	Loan Agreement and Mezzanine Loan Agreements
Interest Accrual Period Start Date (see Note 6)	Loan Agreement and Mezzanine Loan Agreements
Interest Accrual Period End Date (see Note 6)	Loan Agreement and Mezzanine Loan Agreements

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Interest Rate Adjustment Frequency (see Note 6)	Loan Agreement and Mezzanine Loan Agreements
LIBOR Round Methodology (see Note 6)	Loan Agreement and Mezzanine Loan Agreements
LIBOR Floor (see Note 6)	Loan Agreement and Mezzanine Loan Agreements
LIBOR Cap Strike Price (see Note 6)	Interest Rate Cap Agreements
Extension Term LIBOR Cap (see Note 6)	Interest Rate Cap Agreements
LIBOR Cap Provider (see Note 6)	Interest Rate Cap Agreements
LIBOR Cap Provider Rating (M/S&P) (see Note 6)	Bloomberg Screenshot for LIBOR Cap Provider Rating

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City,
c.	Full Name State / Province and
d.	State / Province

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Individual Appraised Value ($)” characteristic for the Property identified on the Preliminary Data File as “Minneapolis” (the “Minneapolis Property”), the Depositor instructed us to use the “As Complete” appraised value of the Minneapolis Property of $165,100,000, as shown in the applicable appraisal report Source Document.

3.	For the purpose of comparing the “Portfolio Appraised Value ($)” characteristic for the Mortgage Loan, the Depositor instructed us to use the “as is bulk sale” appraised value of the portfolio of $1,894,500,000, as shown in the portfolio appraisal report Source Document.

Additionally, for the purpose of comparing the “Portfolio Appraised Value ($)” characteristic for each Property, the Depositor instructed us to allocate the “Portfolio Appraised Value ($),” as shown in the portfolio appraisal report Source Document, to each Property on a pro-rata basis using the “Individual Appraised Value ($)” of each Property, as shown in the corresponding appraisal report Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

5.	For the purpose of comparing the:
a.	TTM / Budget Rooms Occupied,
b.	TTM / Budget Average Daily Room Rate ($),
c.	TTM / Budget RevPAR ($),
d.	TTM / Budget Rooms Revenue ($),
e.	TTM / Budget Total Revenue ($),
f.	TTM / Budget Total Expenses ($),
g.	TTM / Budget NOI ($),
h.	TTM / Budget FF&E ($),
i.	TTM / Budget NCF ($),
j.	TTM / Budget Rooms Available and
k.	TTM / Budget Occupancy

characteristics for the Minneapolis Property and the Property identified on the Preliminary Data File as “Colorado Springs” (the “Colorado Springs Property”), the Depositor instructed us to use the “Pro Forma” information, as shown in the corresponding underwriter’s summary report Source Document. Additionally, for the remaining properties on the Preliminary Data File, the Depositor instructed us to use the “T12/YTD Ann.” information, as shown in the corresponding underwriter’s summary report Source Document for each of the characteristics listed in a. through k. above.

6.	For the purpose of comparing the:
a.	Note Date,
b.	Due Date,
c.	First Payment Date,
d.	Initial Maturity Date,
e.	Fully Extended Maturity Date,
f.	Payment Grace Period Event of Default,
g.	Payment Grace Period Event of Late Fee,
h.	Balloon Grace Period Event of Default,
i.	Balloon Grace Period Event of Late Fee,
j.	Rate Type,
k.	Amortization Type,
l.	Accrual Basis,
m.	Prepayment String,
n.	Extension Options (Yes/No),
o.	Extension Options Description,
p.	Spread Increase,
q.	Spread Increase Description,
r.	Interest Accrual Period Start Date,
s.	Interest Accrual Period End Date,

Exhibit 2 to Attachment A

Notes: (continued)

6. (continued)

t.	Interest Rate Adjustment Frequency,
u.	LIBOR Round Methodology,
v.	LIBOR Floor,
w.	LIBOR Cap Strike Price,
x.	Extension Term LIBOR Cap,
y.	LIBOR Cap Provider and
z.	LIBOR Cap Provider Rating (M/S&P)

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loans that is shown in the applicable Source Documents for each of the characteristics listed in a. through z. above.

7.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Documents require the Mortgage Borrowers to deliver notices to each of the credit card companies or credit card clearing banks with which the Mortgage Borrowers or property managers have entered into merchant’s agreements to deliver all receipts payable with respect to the Properties directly to the applicable lockbox account.

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events that are described in the applicable Source Documents, revenue in the lockbox account is transferred to an account controlled by the Mortgage Borrowers, and
b.	Upon the occurrence of an event of default or one or more specific trigger events that are described in the applicable Source Documents, revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Documents.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Property Name
Phase II Recommended
Seismic Report Date
Seismic Zone
Seismic PML%
First Extension Fee
Second Extension Fee
Third Extension Fee
Exit Fee
Mortgage Master Servicing Fee Rate Mortgage Primary Servicing Fee Rate Mortgage Trustee & Paying Agent Fee Mortgage Operating Advisor Fee Mortgage CREFC Fee
Mezz Master Servicing Fee Rate Mezz Primary Servicing Fee Rate Mezz Trustee & Paying Agent Fee Mezz Operating Advisor Fee Mezz CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.